Acquisitions - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified		12 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2012 Starway hotels CNY	Dec. 31, 2012 One Individual Hotel CNY	Dec. 31, 2011 Four Individual Hotels CNY	Dec. 31, 2010 Nine individual hotels CNY	Dec. 31, 2010 Four Existing Subsidiaries
Business Acquisition [Line Items]
Percentage of ownership interest acquired			51.00%
Cash consideration for acquisition	17,099		17,292	7,000	20,400	63,733
Remaining ownership interest to be acquired			49.00%
Amount payable in case of right exercised in acquisition			16,460
Ordinary shares issuable upon warrant exercise							1,500,000
Warrant exercise price							1.54
Reduction in additional paid-in capital due to difference between purchase consideration and carrying value of noncontrolling interest		(17,655)